NET INCOME PER SHARE	12 Months Ended
Feb. 29, 2012
NET INCOME PER SHARE
NET INCOME PER SHARE

15.                               NET INCOME PER SHARE

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 29,
	2010	2011	2012

Net income from continuing operations	$14,203,637	$24,375,545	$24,313,653
Net income/ (loss) from discontinued operations	41,322	(334,395)	—

Net income	$14,244,959	$24,041,150	$24,313,653

Shares (denominator):
Weighted average shares outstanding Basic	120,000,000	131,911,539	154,000,219
Dilutive effect of preferred shares	5,000,000	3,173,077	—
Dilutive effect of non-vested shares award	—	1,361,019	1,874,162
Diluted	125,000,000	136,445,635	155,874,381

Net income per common share attributable to TAL Education Group shareholders-basic
Basic from continuing operations	$0.11	$0.18	$0.16
Basic from discontinued operations	$0.00	$(0.00)	$—

Net income per common share attributable to TAL Education Group shareholders-basic(1)	$0.11	$0.18	$0.16

Net income per common share attributable to TAL Education Group shareholders-diluted
Diluted from continuing operations	$0.11	$0.18	$0.16
Diluted from discontinued operations	$0.00	$(0.00)	$—

Net income per common share attributable to TAL Education Group shareholders-diluted	$0.11	$0.18	$0.16

(1)                                 Our common shares are divided into Class A common shares and Class B common shares.  Holders of our Class A common shares and Class B common shares have the same dividend rights. And therefore we have not presented earnings per share for each separate class.